NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - 4.00% Debentures Due 2023 (Details) - Debentures due 2023 - Affiliated entity - USD ($)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Stated percentage				4.00%
Principal amount				$ 425,000,000
Interest expense incurred on the 4.00% debentures acquired by Total		$ 11,300,000	$ 17,000,000
TotalEnergies
Related Party Transaction [Line Items]
Principal amount				$ 100,000,000
Interest expense incurred on the 4.00% debentures acquired by Total	$ 0	$ 2,667,000	$ 4,000,000